Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Income Taxes [Abstract]
U.S. Federal income tax expense at the statutory rate	$ 43	$ 23	$ 29
U.S. State income tax expense	7	5	(1)
Changes in state valuation allowance	(7)
Research and development credits	(5)	(20)
Permanent differences		(2)
Change in foreign valuation allowance		1	1
Rate differences between U.S. and foreign	(2)	(1)	(2)
APB 23		(1)
Other		(1)	1
Expense for income taxes	$ 36	$ 4	$ 28